CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Equity attributable to Trina Solar Limited Shareholders	Noncontrolling interest	Total
Balance at Dec. 31, 2012	$ 39,933	$ 656,943,591	$ 215,395,146	$ 9,206,322	$ 881,584,992	$ 199,717	$ 881,784,709
Balance (in shares) at Dec. 31, 2012	3,993,306,819
Increase (Decrease) in Stockholders' Equity
Share-based compensation		5,667,846			5,667,846		5,667,846
Vesting of restricted shares issued to employees	$ 107				107		107
Vesting of restricted shares issued to employees (in shares)	10,749,320
Issuance of ordinary shares pursuant to share option plan	$ 83	922,473			922,556		922,556
Issuance of ordinary shares pursuant to share option plan (in shares)	8,320,750
Return of ordinary shares under share lending facility	$ (4,073)	4,073
Return of ordinary shares under share lending facility (in shares)	(407,319,400)
Net (loss) income			(72,025,935)		(72,025,935)	(209,905)	(72,235,840)
Capital contribution from non-controlling interests						342,196	342,196
Acquisition of non-controlling interest		(150,071)			(150,071)	(49,929)	(200,000)
Foreign currency translation adjustments, net of nil tax				6,196,609	6,196,609	586	6,197,195
Balance at Dec. 31, 2013	$ 36,050	663,387,912	143,369,211	15,402,931	822,196,104	282,665	822,478,769
Balance (in shares) at Dec. 31, 2013	3,605,057,489
Increase (Decrease) in Stockholders' Equity
Share-based compensation		4,399,729			4,399,729		4,399,729
Vesting of restricted shares issued to employees	$ 105				105		105
Vesting of restricted shares issued to employees (in shares)	10,533,125
Issuance of ordinary shares pursuant to share option plan	$ 146	1,408,038			1,408,184		1,408,184
Issuance of ordinary shares pursuant to share option plan (in shares)	14,548,400
Issuance of ordinary shares, net of issuance cost	$ 6,312	132,407,498			132,413,810		132,413,810
Issuance of ordinary shares, net of issuance cost (in shares)	631,200,000
Call options in connection with issuance of convertible senior notes		(52,311,578)			(52,311,578)		(52,311,578)
Share lending arrangement in connection with issuance of convertible senior notes		3,092,580			3,092,580		3,092,580
Net (loss) income			59,337,685		59,337,685	1,921,965	61,259,650
Capital contribution from non-controlling interests						8,144,078	8,144,078
Acquisition of non-controlling interest						17,816,368	17,816,368
Foreign currency translation adjustments, net of nil tax				2,307,350	2,307,350	69,575	2,376,925
Balance at Dec. 31, 2014	$ 42,613	752,384,179	202,706,896	17,710,281	972,843,969	28,234,651	$ 1,001,078,620
Balance (in shares) at Dec. 31, 2014	4,261,339,014						4,261,339,014
Increase (Decrease) in Stockholders' Equity
Share-based compensation		6,007,084			6,007,084		$ 6,007,084
Vesting of restricted shares issued to employees	$ 111				111		111
Vesting of restricted shares issued to employees (in shares)	11,125,312
Issuance of ordinary shares pursuant to share option plan	$ 121	1,102,013			1,102,134		1,102,134
Issuance of ordinary shares pursuant to share option plan (in shares)	12,080,500
Net (loss) income			76,514,935		76,514,935	9,831,676	86,346,611
Capital contribution from non-controlling interests						7,367,435	7,367,435
Acquisition of non-controlling interest						(81,715)	(81,715)
Dividends to non-controlling interest shareholders						(3,143,550)	(3,143,550)
Foreign currency translation adjustments, net of nil tax				(5,732,030)	(5,732,030)	(2,381,642)	(8,113,672)
Balance at Dec. 31, 2015	$ 42,845	$ 759,493,276	$ 279,221,831	$ 11,978,251	$ 1,050,736,203	$ 39,826,855	$ 1,090,563,058
Balance (in shares) at Dec. 31, 2015	4,284,544,826						4,284,544,826